Taxes (Tables)	9 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
For the Period From March 17, 2021 (Inception) Through December 31, 2021
Deferred tax assets:
Net operating losses	$33,255
Start up costs	16,151
Total deferred tax assets	49,406
Valuation Allowance	(49,406)
Deferred tax asset, net of allowance	$—

Schedule of breakdown of the income tax provision
For the Period From March 17, 2021 (Inception) Through December 31, 2021
Federal
Current	$—
Deferred	(49,406)
State and local
Current	—
Deferred	—
Change in valuation allowance	49,406
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate
For the Period From March 17, 2021 (Inception) Through December 31, 2021
U.S. federal statutory rate	21.0%
Other	0.5%
Valuation allowance	(20.5)%
Income tax provision	—